Other assets (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Other assets
Oil & gas well equipment, net	$ 11.7	$ 12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	2.4	1.9
Other assets	$ 14.6	$ 15.2